Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2020	Mar. 31, 2020
Current assets
Cash and cash equivalents	$ 43,803,330	$ 33,654,765
Accounts receivable	21,804,902	30,036,448
Other receivables	246,300
Inventories	2,126,986	2,029,406
Prepaid expenses and other current assets	7,433,779	4,264,130
Total current assets	75,415,297	69,984,749
Property, plant and equipment, net	9,074,646	7,896,501
Land use rights, net	740,712	719,722
Other assets	8,333,614	6,496,501
TOTAL ASSETS	93,564,269	85,097,473
Current liabilities
Accounts payable	1,515,826	1,549,255
Other payables and accrued liabilities	1,120,301	512,249
Due to related parties		844,716
Income tax payable	886,032	568,830
Short-term bank borrowings	2,361,798	2,032,434
TOTAL LIABILITIES	5,883,957	5,507,484
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, $0.0005 par value, 100,000,000 shares authorized, 25,900,000 and 25,000,000 shares issued and outstanding, respectively	12,950	12,500
Preferred shares, $0.0005 par value, 10,000,000 shares authorized, 0 shares issued and outstanding
Additional paid-in capital	17,271,429	15,044,002
Statutory surplus reserve	2,064,096	2,064,096
Retained earnings	69,432,507	66,623,204
Accumulated other comprehensive loss	(1,143,822)	(4,153,813)
Total Happiness Biotech Group Limited Shareholders' Equity	87,637,160	79,589,989
Non-controlling interests	43,152
TOTAL SHAREHOLDERS' EQUITY	87,680,312	79,589,989
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 93,564,269	$ 85,097,473